PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 0	$ 1,436	$ 0